Financial Instruments and Other Derivative Contracts - Schedule of Value at Risk Pre-tax (Detail) - Commodity Price Risk [Member] - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Global Oil [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Value At Risk	$ 25	$ 29
North America Gas and Power [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Value At Risk	11	12
Europe Gas and Power [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Value At Risk	3	2
Carbon-Emission Rights [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Value At Risk	$ 1	$ 3